Summary of Significant Accounting Policies (Details) - Equity Method Investments [Member]	Dec. 31, 2024
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership percentage	50.00%